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MassMutual Premier Disciplined Value Fund
MassMutual Premier Disciplined Value Fund
MASSMUTUAL PREMIER FUNDS
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Disciplined Growth Fund
Supplement dated September 24, 2020 to the
Prospectus dated February 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective on or about November 18, 2020, Wellington Management Company LLP (“Wellington Management”) will replace Barings as subadviser of the MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”).

Effective on or about November 18, 2020, the following information replaces the information for the Disciplined Value Fund found in the section titled Investment Objective on page 46:

The Fund seeks long-term total return.

Effective on or about November 18, 2020, the following information replaces the information for the Disciplined Value Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance beginning on page 46:

The Fund invests primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the MSCI USA Value Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. Constituents of the MSCI USA Value Index are companies that exhibit certain value characteristics, as defined by the index provider, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. As of August 31, 2020, the market capitalization range of companies included in the MSCI USA Value Index was $2.2 billion to $404.2 billion.

Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may hold a portion of its assets in unlisted securities. The Fund may invest in exchange-traded funds and may use equity index futures contracts as a substitute for direct investments in order to help manage cash flows. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), manages the Fund’s assets using a proprietary, dynamic multi-factor approach that is based on quantitative and qualitative research and analysis. In selecting securities, Wellington Management seeks to allocate the Fund’s assets to equity securities that it believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Typical factors that Wellington Management uses to select equity securities for the Fund are: (1) mean-reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies); and (4) risk seeking (e.g., stocks that are typically more volatile, but may play an important role in overall portfolio diversification). Securities are typically sold as a byproduct of the factor selection, allocation, and rebalancing processes. In exceptional circumstances, Wellington Management may exclude or remove an issuer or security from the Fund where it believes the data available does not accurately reflect current events.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Effective on or about November 18, 2020, the paragraph labeled “Indexing Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance on page 47 is hereby deleted in full for the Disciplined Value Fund.

Effective on or about November 18, 2020, the following information supplements the information for the Disciplined Value Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance beginning on page 47:

Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE